Schedule III - Real Estate and Accumulated Depreciation - Real Estate Investment and Accumulated Depreciation Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Real estate assets:
Beginning balance	$ 170,796	$ 66,644
Acquisitions	1,295,086	103,942
Improvements and development costs	80,775	210
Dispositions and deconsolidations	(70,139)	0
Ending balance	1,476,518	170,796
Accumulated depreciation and amortization:
Beginning balance	(9,704)	(2,738)
Depreciation and amortization	(61,243)	(6,966)
Dispositions and deconsolidations	2,912	0
Ending balance	$ (68,035)	$ (9,704)